Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0002042347
Registrant Name	Seaport Therapeutics, Inc.
Registration File Number	333-294976
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES